Taxation - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended	3 Months Ended				12 Months Ended
	Nov. 04, 2019	Oct. 31, 2013	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2021	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)	Nov. 06, 2017 ¥ / shares
Income Tax Contingency [Line Items]
Income tax expense								¥ 500,361	$ 71,872	¥ 377,890		¥ 267,082
Current income tax expense								355,398	51,049	275,779		254,803
Deferred income tax expense								¥ 144,963	$ 20,823	¥ 102,111		¥ 12,279
Effect of preferential tax rate, basic earning per ADS | (per share)								¥ 2.73	$ 0.39	¥ 3.18		¥ 3.29
Declared special cash dividend | ¥ / shares															¥ 5.08
Withholding tax on dividend payment								¥ 71,056	$ 10,207	¥ 0		¥ 59,336
Undistributed earnings from PRC Subsidiaries			¥ 11,061,788		¥ 8,274,556			11,061,788		8,274,556				$ 1,588,926
Liability for uncertainty in income taxes, Noncurrent			22,467		24,068			22,467		24,068				3,228
Unrecognized tax benefits net basis against the deferred tax assets related to tax loss carryforwards			0		0			0		0
Unrecognized tax benefits that would impact effective tax rate			8,436		11,659			8,436		11,659				1,212
Interest expense relating to unrecognized tax benefits								0		0		0
Penalties related to unrecognized tax benefits								0		0		0
Interest expense relating to tax expense			14,031		12,409			14,031		12,409				$ 2,016
Penalties relating to tax expense			¥ 0		0			¥ 0		¥ 0
Dividend declared percent on net income	20.00%
Estimated increase in preferential tax rate with HNTE qualification								15.00%	15.00%
Estimated tax rate without HNTE qualification								25.00%	25.00%
Dividend Declared [Member]
Income Tax Contingency [Line Items]
Withholding tax on dividend payment								¥ 71,056	$ 10,207			¥ 59,336
Chengdu Prbrownies Software Co., Ltd. [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate								25.00%	25.00%
Percent of reduction in statutory income tax rate								50.00%	50.00%
VIEs [Member]
Income Tax Contingency [Line Items]
Enterprise income tax rate								25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Tax year that remains open to examination under enacted tax laws								2015	2015
Latest Tax Year [Member]
Income Tax Contingency [Line Items]
Tax year that remains open to examination under enacted tax laws								2019	2019
Hong Kong [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate								16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
Hong Kong [Member] | Subsidiaries [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate		16.50%
Income tax expense | $									$ 0		$ 0		$ 0
Hong Kong [Member] | Shanghai You Che You Jia Financing Co., Ltd
Income Tax Contingency [Line Items]
Percentage of disposal of shareholder			25.00%					25.00%						25.00%
China [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate								25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Effect of change in enacted tax rate			¥ 150,714	$ 21,649	117,470	¥ 158,995
Current income tax expense					118,996	163,651		¥ 151,645	$ 21,783
Deferred income tax expense					¥ 1,526	¥ 4,656		931	$ 134
Non-PRC resident withholding tax on dividends paid, percentage												10.00%	10.00%
Net tax operating losses			¥ 209,642					¥ 209,642						$ 30,113
Net tax operating losses expiration year								2020	2020
Withholding income tax rate on dividends distributed by FIEs								10.00%	10.00%
China [Member] | High-New Technology Enterprise [Member] | Beijing Autohome Technologies Co., Ltd. [Member] | Forecast [Member]
Income Tax Contingency [Line Items]
Preferential statutory tax rate							15.00%
China [Member] | High-New Technology Enterprise [Member] | Autohome WFOE [Member] | Forecast [Member]
Income Tax Contingency [Line Items]
Preferential statutory tax rate							15.00%
China [Member] | High-New Technology Enterprise [Member] | Chezhiying WFOE [Member] | Forecast [Member]
Income Tax Contingency [Line Items]
Preferential statutory tax rate							15.00%
China [Member] | Eligible key software enterprises [Member] | Beijing Autohome Technologies Co., Ltd. [Member]
Income Tax Contingency [Line Items]
Enterprise income tax rate										10.00%	10.00%	10.00%	10.00%
Preferential Enterprise Income Tax Rate								10.00%	10.00%
China [Member] | Eligible key software enterprises [Member] | Beijing Prbrownies Software Co., Ltd. (formerly known as Beijing Autohome Software Co., Ltd.) [Member]
Income Tax Contingency [Line Items]
Enterprise income tax rate										10.00%	10.00%	10.00%	10.00%
Preferential Enterprise Income Tax Rate								10.00%	10.00%
China [Member] | Eligible key software enterprises [Member] | Autohome WFOE [Member]
Income Tax Contingency [Line Items]
Enterprise income tax rate										10.00%	10.00%	10.00%	10.00%
Preferential Enterprise Income Tax Rate								10.00%	10.00%
China [Member] | Reduction in Taxes [Member]
Income Tax Contingency [Line Items]
Withholding income tax rate on dividends distributed by FIEs								5.00%	5.00%
China [Member] | VIEs [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate								25.00%	25.00%	25.00%	25.00%	25.00%	25.00%